Recurring Fair Value Measurements - Additional Information (Detail) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash		$ 804,228,813		$ 794,750,266	$ 441,037
Unrealized gain loss on derivatives	$ 0	(1,146,117)	$ 0	544,290	0
Private Investment In Public Equity Reduction Right Liability [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Reduction right expenses				18,797,300
Unrealized gain loss on derivatives				544,290
Private Placement Warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Adjustment of Warrants		$ 234,667	$ 469,333	2,816,000	14,197,333
United States Treasury Bills [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Securities, Held-to-Maturity				$ 794,750,266	$ 759,271,905